SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Abstract]
Percentage of consolidated sales in North America	52.50%
Shipping and handling costs, which are included in selling and marketing expenses		$ 151,000,000	$ 232,000,000	$ 230,000,000
Advertising expense		302,000,000	321,000,000	337,000,000
Property Plant And Equipment [Line Items]
Other Revenue		167,000,000	182,000,000	438,000,000
Cash And Cash Equivalents And Marketable Securities Deposited In Banks And Financial Institutions	$ 2,600,000,000	$ 2,600,000,000
Building [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life Mainly	40
Other Machinery And Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life		15 years 12 months 31 days
Other Machinery And Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life		20 years 12 months 31 days
Other Capitalized Property Plant And Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life		5 years 12 months 31 days
Other Capitalized Property Plant And Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life		10 years 12 months 31 days